Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG GW&K Small Cap Core Fund

AMG GW&K Municipal Enhanced Yield Fund

AMG GW&K Municipal Bond Fund

AMG GW&K Small/Mid Cap Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2020, as supplemented October 8, 2020)

AMG Renaissance Large Cap Growth Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2020)

AMG TimesSquare Small Cap Growth Fund

AMG TimesSquare Mid Cap Growth Fund

AMG TimesSquare International Small Cap Fund

AMG TimesSquare Emerging Markets Small Cap Fund

AMG TimesSquare Global Small Cap Fund

(Statutory Prospectus, dated May 1, 2020, as revised May 15, 2020 and as supplemented January 6, 2021, and

Statement of Additional Information, dated May 1, 2020, as supplemented January 6, 2021)

AMG Yacktman Focused Fund

AMG Yacktman Fund

AMG Yacktman Special Opportunities Fund

AMG Yacktman Focused Fund – Security Selection Only

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2020)

Supplement dated February 1, 2021 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Small/Mid Cap Fund, AMG Renaissance Large Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund, AMG TimesSquare Global Small Cap Fund, AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund, and AMG Yacktman Focused Fund – Security Selection Only, each a series of AMG Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

Effective immediately, the address of each of AMG Funds, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901. Accordingly, all references to the address of AMG Funds, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectuses and SAIs are hereby revised to refer to One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG GW&K Small Cap Value Fund

(formerly AMG Managers Skyline Special Equities Fund)

Supplement dated February 1, 2021 to the Statutory Prospectus and Statement of Additional Information,

each dated May 1, 2020, as supplemented December 4, 2020

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund), a series of AMG Funds (the “Fund”), contained in the Fund’s Statutory Prospectus and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective immediately, the address of each of AMG Funds, AMG Funds LLC, the investment manager of the Fund, and AMG Distributors, Inc., the distributor of the Fund, has changed to One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901. Accordingly, all references to the address of AMG Funds, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectus and SAI are hereby revised to refer to One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG GW&K Emerging Markets Equity Fund

(formerly AMG GW&K Trilogy Emerging Markets Equity Fund)

AMG GW&K Emerging Wealth Equity Fund

(formerly AMG GW&K Trilogy Emerging Wealth Equity Fund)

Supplement dated February 1, 2021 to the Statutory Prospectus and Statement of Additional Information,

each dated March 1, 2020, as supplemented May 15, 2020

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Emerging Markets Equity Fund (formerly AMG GW&K Trilogy Emerging Markets Equity Fund) and AMG GW&K Emerging Wealth Equity Fund (formerly AMG GW&K Trilogy Emerging Wealth Equity Fund), each a series of AMG Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectus and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective immediately, the address of each of AMG Funds, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901. Accordingly, all references to the address of AMG Funds, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectus and SAI are hereby revised to refer to One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE